Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 45	$ 45